Background information of business and organization (Tables)	6 Months Ended
Jun. 30, 2013
Background information of business and organization [Abstract]
Schedule of Subsidiaries

The Company's subsidiaries as of June 30, 2013 are set out below:

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities

Subsidiary companies:
Xinyuan International Property Investment Co., Ltd.	Cayman Islands October 6, 2011	US$	500,000	100%	Investment holding company

Xinyuan International (HK) Property Investment Co., Limited.	Hong Kong October 26, 2011	HK$	3,000,000	100%	Investment holding company

XIN Development Group International Inc.	United States November 10, 2011	US$	0	100%	Investment holding company

Xinyuan Real Estate, Ltd. ("Xinyuan")	Cayman Islands January 27, 2006	US$	50,000,000	100%	Investment holding company

South Glory International Ltd.	Hong Kong January 17, 2001	HK$	10,000	100%	Investment holding company

Victory Good Development Ltd.	Hong Kong January 17, 2001	HK$	10,000	100%	Investment holding company

Elite Quest Holdings Ltd.	Hong Kong November 19, 2001	HK$	10,000	100%	Investment holding company

XIN Irvine, LLC	United States July 12, 2012	US$	50,000	100%	Real estate development

Vista Sierra, LLC	United States May 1, 2012	US$	0	100%	Real estate development

XIN Development Management East, LLC	United States August 28, 2012	US$	1,000	100%	Property management services

XIN NY Holding, LLC	United States August 29, 2012	US$	1,000	100%	Investment holding company

421 Kent Development, LLC	United States August 29, 2012	US$	1,000	100%	Real estate development

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities

Subsidiary companies:
Xinyuan (China) Real Estate, Ltd. ("WFOE")	The PRC April 10, 2006	US$	307,000,000	100%	Investment holding company

Henan Xinyuan Real Estate Co., Ltd. ("Henan Xinyuan")	The PRC May 19, 1997	RMB	200,000,000	100%	Real estate development

Qingdao Xinyuan Xiangrui Real Estate Co., Ltd.	The PRC February 9, 2006	RMB	10,000,000	100%	Real estate development

Shandong Xinyuan Real Estate Co., Ltd.	The PRC June 2, 2006	RMB	300,000,000	100%	Real estate development

Xinyuan Property Service Co., Ltd.	The PRC December 28, 1998	RMB	50,000,000	100%	Property management services

Zhengzhou Mingyuan Landscape Engineering Co., Ltd.	The PRC February 17, 2004	RMB	2,000,000	100%	Landscaping engineering and management

Zhengzhou Xinyuan Computer Network Engineering Co., Ltd.	The PRC May 26, 2004	RMB	2,000,000	100%	Installation of intercom systems

Henan Wanzhuo Real Estate Co., Ltd.	The PRC December 29, 2011	RMB	20,000,000	100%	Real estate development

Suzhou Xinyuan Real Estate Development Co., Ltd.	The PRC November 24, 2006	RMB	200,000,000	100%	Real estate development

Anhui Xinyuan Real Estate Co., Ltd.	The PRC December 7, 2006	RMB	50,000,000	100%	Real estate development

Kunshan Xinyuan Real Estate Co., Ltd.	The PRC January 31, 2008	RMB	200,000,000	100%	Real estate development

Xinyuan Real Estate (Chengdu) Co., Ltd.	The PRC June 12, 2007	RMB	220,000,000	100%	Real estate development

Xuzhou Xinyuan Real Estate Co., Ltd.	The PRC November 09, 2009	RMB	50,000,000	100%	Real estate development

Henan Jiye Real Estate Co., Ltd.	The PRC November 15, 2009	RMB	50,000,000	100%	Real estate development

Beijing Xinyuan Wanzhong Real Estate Co., Ltd.	The PRC March 4, 2008	RMB	30,000,000	100%	Real estate development

Beijing Heju Construction Material Co. Ltd.	The PRC January 16, 2009	RMB	30,000,000	100%	Real estate development

Xinyuan Renju (Beijing) Asset Management Co., Ltd.	The PRC January 16, 2009	RMB	30,000,000	100%	Real estate development

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities

Subsidiary companies:
Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. ("Jiantou Xinyuan")	The PRC June 13, 2005	RMB	10,000,000	100%	Real estate development

Beijing Xinyuan Priority Real Estate Consulting Co., Ltd.	The PRC March 8, 2012	RMB	30,000,000	100%	Leasing management services

Henan Xinyuan Priority Commercial Management Co., Ltd.	The PRC August 10, 2012	RMB	2,000,000	100%	Leasing management services

Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd.	The PRC September 20, 2012	RMB	200,000,000	100%	Real estate development

Beijing Xinyuan Jiye Real Estate Co., Ltd.	The PRC February 17, 2013	RMB	200,000,000	100%	Real estate development

Xinyuan Sailing Co., Ltd.	Hong Kong June 21, 2013	HK$	3,000,000	100%	Investment holding company